Segment Information - Schedule of Reconciliation of Segment Revenues to Total Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total segment net revenues	$ 413,184	$ 222,662
Other net revenues	4,530	3,048
Total consolidated net revenues	$ 417,714	$ 225,710